Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 41,204	$ 47,172	$ 43,744	$ 27,122	$ 24,277	$ 19,740
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	35,327		36,636
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,500		1,122
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,831		3,603
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,546		$ 2,383